December 26, 1996
Smith Barney World Funds, Inc.
388 Greenwich Street
New York, N.Y. 10013

                 Re:  Rule 24f-2 Notice

Gentlemen:

   In connection with the filing by Smith Barney World
Funds, Inc., a Maryland Corporation (the "Fund"), of a
Notice (the "Notice"), pursuant to Rule 24f-2 under the
Investment Company Act of 1940, as amended (the "Act"), for the Fund's fiscal year ended October 31, 1996, the undersigned hereby provides the legal opinion required by that Rule.

     In accordance with Rule 24f-2, the Fund has
registered an indefinite number of shares of common
stock, $0.001 par value, under the Securities Act of
1933, as amended (the "1933 Act"). The purpose of the
Notice is to make definite the registration of
62,978,874 shares of the Fund (the "Shares") sold in
reliance upon the Rule during the fiscal year ended
October 31,       1996.
  The undersigned is Associate General Counsel of Smith
Barney Mutual Funds Management Inc., the Fund's administrator, and in such capacity, from time to time and for certain purposes, acts as counsel to the Fund.
She has examined copies of the Fund's Articles of Incorporation, its By-Laws, resolutions adopted by its Directors, and such other records and documents as have been deemed necessary for purposes of this opinion.
Furthermore, she has examined a Certificate of the Controller of the Fund to the effect that the Fund received the cash consideration for each of the Shares in accordance with the aforementioned organizational documents and resolutions.

   On the basis of the foregoing, and assuming all of the Shares were sold in accordance with the terms of the Fund's Prospectus in effect at the time of sale, she is of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable. This opinion is for the limited purposes expressed above and should not be deemed to be an expression of opinion as to compliance with the 1933
Act, the 1940 Act or applicable State "blue sky" laws in connection with the sales of the Shares.


                                        Very truly
yours,


                                        Nancy Le Donne
                                        Associate
                                        General Counsel
                                        Smith Barney
Mutual Funds
Management Inc.